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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Floating Rate Fund
               Schedule of Investments  7/31/09 (unaudited)

         Floating
Shares   Rate (b)                                                 Value
               CONVERTIBLE PREFERRED STOCKS - 0.2 %
               Diversified Financials - 0.2 %
               Diversified Financial Services - 0.2 %
100            Bank of America Corp., 7.25%, 12/31/49           $ 84,000
               Total Diversified Financials                     $ 84,000
               TOTAL PREFERRED STOCKS                           $ 84,000
               (Cost  $81,468)
Principal
Amount ($)
               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5 %
               Banks - 0.5 %
               Thrifts & Mortgage Finance - 0.5 %
250,000        SBA CMBS Trust, 6.709%, 11/15/36                 $242,500
               Total Banks                                      $242,500
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS        $242,500
               (Cost  $225,331)

               CORPORATE BONDS - 9.3 %
               Energy - 1.6 %
               Oil & Gas Equipment & Services - 0.8 %
500,000   5.53 Sevan Marine ASA, Floating Rate Note, 5/14/13 (14$345,000
               Oil & Gas Exploration & Production - 0.8 %
500,000   4.83 Sandridge Energy, Inc., Floating Rate Note, 4/1/1$411,535
               Total Energy                                     $756,535
               Materials - 0.7 %
               Diversified Metals & Mining - 0.5 %
100,000   5.88 Freeport-McMoran Copper & Gold, Floating Rate Not$ 96,186
105,000        Rio Tinto Finance Plc, 8.95%, 5/1/14              122,011
                                                                $218,197
               Paper Products - 0.2 %
100,000        Cellu Tissue Holdings, Inc., 11.5%, 6/1/14       $104,000
               Total Materials                                  $322,197
               Capital Goods - 0.5 %
               Aerospace & Defense - 0.3 %
100,000        Aeroflex, Inc., 11.75%, 2/15/15                  $ 81,000
45,000         DigitalGlobeM, Inc., 10.5%, 5/1/14                 46,913
                                                                $127,913
               Building Products - 0.2 %
90,000         USG Corp., 9.75%, 8/1/14 (144A)                  $ 91,800
               Total Capital Goods                              $219,713
               Transportation - 0.0 %
               Airlines - 0.0 %
13,583         Continental Airlines, Inc., 7.461%, 4/1/13       $ 10,187
               Total Transportation                             $ 10,187
               Retailing - 0.4 %
               Specialty Stores - 0.4 %
200,000        Freedom Group, Inc., 10.25%, 8/1/15              $205,000
               Total Retailing                                  $205,000
               Health Care Equipment & Services - 1.1 %
               Health Care Facilities - 1.1 %
500,000        HCA, Inc. ,7.875%, 2/15/20                       $491,250
               Total Health Care Equipment & Services           $491,250
               Banks - 0.6 %
               Regional Banks - 0.6 %
270,000        State Street Capital, 8.25%, 3/15/42             $252,477
               Total Banks                                      $252,477
               Diversified Financials - 0.9 %
               Asset Management & Custody Banks - 0.2 %
90,000         Janus Capital Group, Inc. ,6.5%, 6/15/12         $ 87,330
               Consumer Finance - 0.5 %
150,000        American Honda Finance Corp., 5.125%, 12/15/10   $154,092
50,000         Capital One Financial Corp., 7.375%, 5/23/14       54,205
                                                                $208,297
               Specialized Finance - 0.2 %
150,000        International Lease Finance Corp., 6.625%, 11/15/$103,842
               Total Diversified Financials                     $399,469
               Insurance - 1.5 %
               Reinsurance - 1.5 %
250,000   7.19 Blue Finance, Ltd., Floating Rate Note, 4/10/12  $217,075
250,000   8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11       227,575
250,000        Mystic Re, Ltd., Floating Rate Note, 6/7/11       231,400
                                                                $676,050
               Total Insurance                                  $676,050
               Real Estate - 0.1 %
               Diversified Real Estate Activities - 0.1 %
35,000         WEA Finance LLC, 7.5%, 6/2/14 (144A)             $ 35,688
               Total Real Estate                                $ 35,688
               Telecommunication Services - 1.9 %
               Integrated Telecommunication Services - 1.1 %
70,000         Frontier Communications Corp., 8.25%, 5/1/14     $ 71,225
500,000        Mastec, Inc., 7.625%, 2/1/17                      445,000
                                                                $516,225
               Wireless Telecommunication Services - 0.8 %
365,000        Cricket Communications, Inc., 7.75%, 5/15/16 (144$363,175
               Total Telecommunication Services                 $879,400
               TOTAL CORPORATE BONDS
               (Cost  $4,497,393)                              $4,247,966

               SENIOR FLOATING RATE LOAN INTERESTS - 87.9 % *
               Energy - 2.7 %
               Oil & Gas Equipment & Services - 1.6 %
47,475    8.75 Coffeyville Resources, Funded Term Loan, 12/19/10$ 45,774
380,359   8.75 Coffeyville Resources, Tranche D Term Loan, 12/19 366,729
212,055   9.50 Express Energy Services, Term Loan, 7/11/13        72,099
238,200   8.00 Hudson Products Holdings, Inc., Term Loan, 8/24/15223,908
                                                                $708,510
               Oil & Gas Exploration & Production - 0.2 %
162,794   4.31 Venoco, Inc., 2nd Lien Term Loan, 9/20/11        $126,776
               Oil & Gas Storage & Transporation - 0.9 %
425,931   6.75 Atlas Pipeline Partners, L.P., Term Loan, 7/27/14$413,153
               Total Energy                                    $1,248,439
               Materials - 7.3 %
               Aluminum - 0.5 %
169,287   2.43 Novelis, Inc., U.S. Term Loan, 7/6/14            $152,147
76,947    2.29 Novelis, Inc., Canadian Term Loan, 7/6/14          69,156
                                                                $221,303
               Diversified Chemical - 1.3 %
254,266   7.65 Ashland, Inc., Term B Borrowing Loan, 5/13/14    $259,127
247,475   2.04 Huntsman Corp., New Term B Loan, 4/21/14          230,028
70,611    7.50 Ineos U.S. Financice Corp., Term B2 Facility Loan, 54,724
70,603    8.00 Ineos U.S. Financice Corp., Term C2 Facility Loan  54,718
                                                                $598,597
               Metals & Mining - 0.5 %
250,000   0.00 Murray Energy Corp., Term Loan, 1/28/11           240,000

               Paper Packaging - 1.0 %
176,867   6.75 Graham Packaging Co., Term C Loan, 4/5/14        $176,835
17,674    2.56 Graham Packaging Co., Term B Loan, 10/7/11         17,070
295,500   3.26 Graphic Packaging International, Inc., Incrementa 285,281
                                                                $479,186
               Paper Products - 2.3 %
753,418   2.31 Georgia-Pacific Corp., B2 Term Loan, 12/20/12    $728,931
349,114   4.06 NewPage Corp., Term Loan, 12/22/14                303,511
                                                                $1,032,442
               Specialty Chemicals - 0.5 %
250,000   6.50 Nalco Co., Term Loan, 5/5/16                     $253,438
               Steel - 1.2 %
350,727   2.79 Essar Steel Algoma, Inc., Term Loan, 6/20/13     $291,103
490,000   7.25 Niagara Corp., Term Loan, 6/29/14                 249,900
                                                                $541,003
               Total Materials                                 $3,365,969
               Capital Goods - 8.3 %
               Aerospace & Defense - 2.4 %
221,926   4.10 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14    $201,398
519,750   5.75 BE Aerospace, Inc., Tranche B Term Loan, 7/28/14  519,425
108,177   4.24 DAE Aviation Holding, Tranche B1 Term Loan, 7/31/  89,787
197,462   2.26 Spirit Aerosystems, Inc., Term B! Loan, 9/30/13   193,019
106,100   4.24 Standard Aero, Ltd., Tranche B2 Loan, 7/31/14      88,063
                                                               $1,091,692
               Construction & Engineering - 2.8 %
1,000,00010.75 Custom Building Products, 2nd Lien Term Loan, 4/2$845,000
289,500   6.50 Goodman Global Holdings, Term Loan, 2/13/14       283,529
174,229   2.66 URS Corp., Tranche B Term Loan, 5/15/13           173,721
                                                                $1,302,250
               Construction & Farm Machinery & Heavy Trucks - 1.7 %
250,000   8.00 Accuride Corp., Term Advance Loan, 1/31/12       $230,625
598,250   7.50 Manitowoc Co., Term B Loan, 8/25/14               543,909
                                                                $774,534
               Industrial Conglomerates - 0.5 %
248,082   2.30 Kansas City Southern Railway, Term B Advance Loan$230,716
               Industrial Machinery - 0.4 %
200,346   6.03 Mueller Water Products, Term B Loan, 5/26/14     $184,652
               Trading Companies & Distributors - 0.5 %
143,095   1.98 Interline Brands, Inc., Delayed Draw Term Loan, 6$129,501
77,273    1.98 Interline Brands, Inc., Initial Term Loan, 6/23/1  69,932
                                                                $199,433
               Total Capital Goods                             $3,783,277
               Commercial Services & Supplies - 4.7 %
               Commercial Printing - 1.6 %
17,302    5.11 Cenveo Corp., Delayed Draw Term Loan, 6/21/13    $ 16,610
540,053   5.11 Cenveo Corp., Term C Facility Loan, 6/21/13       518,451
250,000   9.00 World Color (QUEBECOR) Corp., Term Advance Loan, 7243,750
                                                                $778,811
               Diversified Commercial Services - 0.5 %
240,954   3.03 Asset Acceptance Capital Corp., Tranche B Term Lo$225,292
               Diversified Support Services - 1.2 %
348,265   6.75 Allied Security Holdings, Term Loan, 2/23/15     $350,007
224,821   4.02 Rental Service Corp., Initial Term Loan, 11/30/13 184,353
                                                                $534,360
               Environmental & Commercial Services - 0.4 %
195,057   2.34 Brickman Holdings, Tranche B Term Loan, 1/23/14  $179,209

               Environmental & Facilities Services - 0.9 %
250,000   7.00 Casella Waste Systems, Inc., Term B Loan, 4/9/14 $248,125
245,000   2.30 Synagro Technologies, Inc., 1st Lien Term Loan, 4/197,633
                                                                $445,758
               Total Commercial Services & Supplies            $2,163,430
               Transportation - 1.2 %
               Airlines - 0.4 %
250,000   0.00 Delta Air Lines, Inc., 2nd Lien Term Loan, 4/24/1$171,979
               Air Freight & Couriers - 0.8 %
123,148   3.60 Ceva Group Plc, Pre-funded Term Loan, 11/4/13    $ 88,461
367,908   3.29 Ceva Group Plc, U.S. Term Loan, 11/4/14           274,704
                                                                $363,165
               Total Transportation                             $535,144
               Automobiles & Components - 3.7 %
               Auto Parts & Equipment - 2.4 %
750,035   3.06 Allison Transmission, Term Loan, 8/7/14          $654,093
284,909   3.13 Cooper-Standard Automotive, Inc., Tranche C Term  200,861
114,057   3.13 Cooper-Standard Automotive, Inc., Tranche B Term   80,410
248,486   4.75 Lear Corp., Term Loan, 4/25/12                    185,744
                                                               $1,121,108
               Automobile Manufacturers - 0.9 %
500,000   3.50 Ford Motor Co., Term Loan, 12/15/13              $426,875
               Tires & Rubber - 0.4 %
175,000   2.04 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4$162,167
               Total Automobiles & Components                  $1,710,150
               Consumer Durables & Apparel - 2.0 %
               Apparel, Accessories & Luxury Goods - 1.5 %
656,575   5.24 Hanesbrands, Inc., Term B Loan, 9/5/13           $661,439
               Homebuilding - 0.1 %
481,767   8.25 LandSource Communities Development, 2nd Lien Term$ 61,024
250,000   0.00 LandSource Communities Development, Term B Loan, 2 3,438
                                                                $ 64,462
               Housewares & Specialties - 0.4 %
202,917   3.10 Jarden Corp., Term B3 Loan, 1/24/12              $201,091
               Total Consumer Durables & Apparel                $926,992
               Consumer Services - 4.0 %
               Casinos & Gaming - 2.1 %
166,667   6.00 Fontaineblue Las Vegas, Delayed Draw Term Loan, 5$ 55,000
333,333   6.00 Fontaineblue Las Vegas, Initial Term Loan, 6/6/14 110,000
83,125    3.10 Gateway Casinos & Entertainment, Delayed Draw Ter  54,447
410,417   3.10 Gateway Casinos & Entertainment, Term Advance Loa 268,823
498,705   2.08 Penn National Gaming, Inc., Term B Loan, 10/3/12  489,443
                                                                $977,713
               Education Services - 0.3 %
158,400   7.50 Bright Horizons Family Solutions, Inc., Tranche B$149,846
               Hotels, Resorts & Cruise Lines - 0.4 %
166,000  10.50 Travelport LLC, Incremental Term Loan, 8/23/13   $167,141
               Specialized Consumer Services - 1.2 %
250,000   0.00 Adesa, Inc., Initial Term Loan, 10/20/13         $233,125
297,750   7.00 Web Service Center, Term Loan, 8/28/14            294,773
                                                                $527,898
               Total Consumer Services                         $1,822,598
               Media - 8.0 %
               Broadcasting - 2.9 %
249,375   5.25 Discovery Communications Holding, LLC, Term C Loa$253,427
134,348   7.25 FoxCo Acquisition Sub LLC, Term Loan, 7/14/15     107,031
300,000   2.31 Insight Media Holdings, Term B Loan, 4/7/14       284,786
325,000   2.54 Univision Communication, Inc., Initial Term Loan, 263,182
498,750   2.81 WideOpenWest LLC, 1st Lien Term Loan, 6/30/14     442,017
                                                                $1,350,443
               Cable & Satellite - 3.2 %
249,362   2.30 Cequel Communications, LLC, Term Loan, 11/1/13   $238,868
492,500   6.25 Charter Communications, Inc., New Term Loan, 3/6/ 461,226
482,799   2.54 Knology, Inc., Term Loan, 6/30/12                 451,417
297,000   6.50 MCC Iowa LLC, Tranche E Term Loan, 1/4/16         298,299
                                                                $1,449,810
               Movies & Entertainment - 1.4 %
296,164   1.79 AMC Entertainment, Inc., Term Loan, 1/26/13      $281,800
440,609   2.59 LodgeNet, Closing Date Loan, 4/4/14               380,026
                                                                $661,826
               Publishing - 0.4 %
261,590   6.75 RH Donnelley, Inc., Tranche D1 Term Loan, 6/30/11$200,116
               Total Media                                      $3,662,195
               Retailing - 3.5 %
               Catalog Retail - 0.5 %
250,000   0.00 QVC, Inc., Tranche 2W Loan, 10/4/11              $247,500
               General Merchandise Stores - 0.5 %
250,000   3.14 Dollar General Corp., Tranche B1 Term Loan, 7/7/1$244,024
               Internet Retail - 0.4 %
166,000   3.60 Ticketmaster Corp., Term B Loan, 7/25/14         $161,020
               Specialty Stores - 2.1 %
676,415   2.69 Sally Holdings, Term B Loan, 11/16/13            $649,781
300,000   4.54 Toys R US, Inc., Tranche B Term Loan, 7/19/12     290,357
                                                                $940,138
               Total Retailing                                  $1,592,682
               Food & Drug Retailing - 0.9 %
               Drug Retail - 0.9 %
99,250    6.00 Rite Aid Corp., Tranche 3 Term Loan, 6/4/14      $ 89,697
300,000   9.50 Rite Aid Corp., Tranche 4 Term Loan, 6/4/15       309,000
                                                                $398,697
               Total Food & Drug Retailing                      $398,697
               Food, Beverage & Tobacco - 3.3 %
               Packaged Foods & Meats - 2.4 %
295,466   1.97 Dean Foods Co., Tranche B Term Loan, 4/2/14      $285,002
65,909    8.00 Dole Food Co., Inc., Tranche B Term Loan, 4/12/13  66,521
55,203    7.37 Dole Food Co., Inc., Credit-Linked Term Loan, 4/1  55,716
228,128   8.00 Solvest, Ltd., Tranche C Term Loan, 4/12/13       230,246
350,000   3.06 Sturm Foods, Inc., Initial Term Loan, 1/31/14     323,750
146,250   6.50 WM Wrigley Jr. Co., Tranche B Term Loan, 9/30/14  148,154
                                                                $1,109,389
               Distillers & Vintners - 0.9 %
400,000   1.81 Constellation Brands, Inc., New Tranche B Term Lo$393,875
               Total Food, Beverage & Tobacco                   $1,503,264
               Household & Personal Products - 2.9 %
               Household Products - 2.9 %
331,589   1.79 Central Garden and Pet Co., Tranche B Term Loan, $308,377
475,586   0.00 Spectrum Brands, Inc., Dollar Term B Loan, 3/30/1 435,954
24,414    0.00 Spectrum Brands, Inc., Letter of Credit Loan, 3/3  22,380
198,500   7.31 SRAM Corp., Term Loan, 9/30/14                    180,635
400,893   2.29 Yankee Candle Co., Term Loan, 2/6/14              366,817
                                                                $1,314,163
               Total Household & Personal Products              $1,314,163
               Health Care Equipment & Services - 10.2 %
               Health Care Equipment - 1.2 %
34,748    6.75 Fresenius SE, Tranche B2 Term Loan, 9/10/14      $ 35,104
594,399   4.42 Talecris Biotherapeutics, Inc., 1st Lien Term Loan555,763
                                                                $590,867
               Health Care Facilities - 5.5 %
445,526   2.90 CHS/Community Health Systems, Inc., Funded Term L$419,630
22,729    2.54 CHS/Community Health Systems, Inc., Delayed Draw   21,408
244,856   2.29 Hanger Orthopedic Group, Inc., Tranche B Term Loa 228,941
379,882   2.85 HCA, Inc., Tranche B1 Term Loan, 11/18/13         357,304
489,340   2.05 Psychiatric Solutions, Inc., Term Loan, 7/2/12    465,179
384,111   2.68 Sun Health Care, Term Loan, 4/19/14               346,660
80,460    2.60 Sun Health Care, Synthetic Loan, 4/19/14           72,615
349,104   3.36 Triumph Healthcare LLC, 1st Lien Term Loan, 7/28/ 296,738
285,421   2.39 United Surgical Partners Internatioanl, Tranche B 264,371
54,794    2.29 United Surgical Partners International, Delayed D  50,753
                                                                $2,523,599
               Health Care Services - 1.5 %
295,603   2.54 Catalent Pharma Solutions, Inc., Dollar Term Loan$253,233
64,502    6.75 Fresenius SE, Tranche B1 Term Loan, 9/10/14        65,163
370,214   2.54 Healthsouth Corp., Term Loan, 3/11/13             353,819
                                                                $672,215
               Health Care Supplies - 2.0 %
118,200   3.85 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15   $112,311
30,000    3.69 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24  28,505
299,239   3.58 Biomet, Inc., Dollar Term Loan, 3/25/15           284,323
490,000   2.42 IM US Holdings, 1st Lien Term Loan, 6/26/14       472,033
                                                                $897,172
               Total Health Care Equipment & Services           $4,683,853
               Pharmaceuticals & Biotechnology - 0.8 %
               Life Sciences Tools & Services - 0.3 %
118,875   5.25 Life Technologies Corp., Term B Facility Loan, 6/$120,113
               Pharmaceuticals - 0.5 %
242,500   3.81 Mylan Laboratories, U.S. Tranche B Term Loan, 10/$236,244
               Total Pharmaceuticals & Biotechnology            $356,357
               Diversified Financials - 2.6 %
               Consumer Finance - 0.5 %
141,165   3.35 Dollar Financial Corp., Canadian Term Loan, 10/30$129,519
103,798   3.35 Dollar Financial Corp., Delayed Draw Term Loan, 1  95,234
                                                                $224,753
               Diversified Financial Services - 0.5 %
246,875   2.78 Metavante Corp., Term Loan, 11/1/14              $242,658
               Investment Banking & Brokerage - 0.6 %
295,500   3.08 Morgan Stanley, Term B Loan, 11/20/14            $286,635
               Specialized Finance - 1.0 %
472,418   7.50 Collect Acquisition Corp., Term B Advance Loan, 5$429,901
               Total Diversified Financials                     $1,183,947
               Insurance - 3.1 %
               Insurance Brokers - 2.4 %
245,625   3.60 Alliant Holdings I, Inc., Term Loan, 8/21/14     $224,133
89,982    2.79 HUB International Holdings, Delayed Draw Term Loa  82,952
400,327   2.79 HUB International Holdings, Initial Term Loan, 6/ 369,051
490,000   3.35 USI Holdings Corp., Tranche B Term Loan, 5/15/14  416,500
                                                                $1,092,636
               Multi-Line Insurance - 0.7 %
490,000   3.14 AmWINS Group, Inc., Initial Term Loan, 6/8/13    $315,438
               Total Insurance                                  $1,408,074
               Software & Services - 6.6 %
               Application Software - 1.0 %
497,125   2.29 Nuance Communications, Term Loan, 3/31/13        $471,647
               Data Processing & Outsourced Services - 1.6 %
498,731   3.04 First Data Corp., Initial Tranche B2 Term Loan, 9$422,363
300,000   2.79 Lender Processing Services, Term B Loan, 7/1/14   300,375
                                                                $722,738
               IT Consulting & Other Services - 2.5 %
400,000   2.48 Activant Solutions, Inc., Term Loan, 5/2/13      $362,000
28,436    0.00 Keane International, Inc., (Caritor), Synthetic L  23,104
371,564   0.00 Keane International, Inc., (Caritor), Closing Dat 301,896
487,500   2.45 Sungard Data Systems, Inc., Tranche A U.S. Term L 463,125
                                                                $1,150,125
               Systems Software - 1.5 %
482,341   2.92 Vangent, Inc., Term Loan, 2/14/13                $444,959
255,151   6.00 Macrovision Solutions Corp., Term Loan, 5/2/13    255,789
                                                                $700,748
               Total Software & Services                        $3,045,258
               Technology Hardware & Equipment - 4.2 %
               Communications Equipment - 0.4 %
187,707   3.10 Commscope, Inc., Term B Loan, 12/26/14           $183,660
               Electronic Components - 0.6 %
9,117     2.54 Flextronics Semiconductor, A1B Delayed Draw Term $ 7,934
290,123   2.54 Flextronics Semiconductor, A3 Delayed Draw Term L 259,660
                                                                $267,594
               Electronic Equipment & Instruments - 2.1 %
420,000   4.79 Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/$379,050
270,797   3.79 Itron, Inc., Dollar Term Loan, 4/18/14            270,051
96,250    7.25 L-1 Identity Solutions Operating Co., Tranche B2   96,691
237,269   4.54 Scitor Corp., Term Loan, 9/26/14                  209,983
                                                                $955,775
               Electronic Manufacturing Services - 1.1 %
548,755   5.25 Baldor Electric Co., Term Loan, 1/31/14          $538,564
               Total Technology Hardware & Equipment            $1,945,593
               Semiconductors - 0.8 %
               Semiconductor Equipment - 0.8 %
478,014   2.06 Freescale Semiconductor, Term Loan, 11/29/13     $355,096
               Total Semiconductors                             $355,096
               Telecommunication Services - 4.6 %
               Alternative Carriers - 0.2 %
100,522   2.79 Paetec Holding Corp., Replacement Term Loan, 2/28$ 95,370
               Integrated Telecommunication Services - 3.0 %
39,259    3.29 Telesat Canada, Inc., U.S. II Term Loan, 10/31/14$ 37,769
457,086   3.29 Telesat Canada, Inc., U.S. I Term Loan, 10/31/14  439,742
398,980   2.67 West Corp., Term B2 Loan, 10/24/13                378,979
125,000   0.00 Wind Telecomunicazioni S.p.A., Term B2 Loan, 5/27 119,167
125,000   0.00 Wind Telecomunicazioni S.p.A., Term C2 Loan, 5/26 119,167
298,477   1.98 Windstream Corp., Tranche B1 Term Loan, 7/17/13   289,523
                                                                $1,384,347
               Wireless Telecommunication Services - 1.4 %
150,000   2.60 Centennial Cellular, New Term Loan, 2/9/11       $149,569
244,962   3.04 MetroPCS Wireless, Inc., Tranche B Term Loan, 11/ 234,766
234,848   3.10 Stratos Global Corp., Term B Facility Loan, 2/13/ 227,803
                                                                $612,138
               Total Telecommunication Services                 $2,091,855
               Utilities - 2.5 %
               Electric Utilities - 0.8 %
495,625   3.80 Texas Competitive Electric Holdings, Initial Tranche
                    B2 Term Loan, 10/10/13                      $383,972
               Independent Power Producer & Energy Traders - 1.7 %
486,350   3.48 Calpine Corp., 1st Priority Term Loan, 3/31/14   $447,645
91,980    2.60 Mach Gen LLC, Synthetic Loan, 2/22/13              83,395
164,325   2.01 NRG Energy, Inc., Term Loan, 2/1/13               156,232
88,122    0.50 NRG Energy, Inc., Credit Linked Loan, 2/1/13       83,782
                                                                $771,054
               Total Utilities                                  $1,155,026
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS        $40,252,059
               (Cost  $43,232,945)

               TEMPORARY CASH INVESTMENT - 6.5 %
               Repurchase Agreement - 6.5 %
3,000,000      BNP Paribas, 0.21%, dated 7/31/09, repurchase price
           of $3,000,000 plus accrued interest on 8/3/09 collateralized by the following:

               $1,001,169 Federal National Mortgage Association
                   (ARM), 2.539-6.464%, 4/1/34-10/1/37
               $933,406 Federal Home Loan Mortgage Corp., 3.09-6.21%,
                   9/1/33-11/1/37
               $636,294 Freddie Mac Giant, 4.5-6.0%, 5/1/21-7/1/39
               $189,131 Federal National Mortgage Association., 4.0-5.5%,
                   5/1/21-8/1/47                                $3,000,000
               TOTAL TEMPORARY CASH INVESTMENT                  $3,000,000
               (Cost  $3,000,000)
               TOTAL INVESTMENT IN SECURITIES - 104.4 %
               (Cost  $51,037,137)(a)                           $47,826,525
               OTHER ASSETS AND LIABILITIES - (4.4) %          $(2,015,957)
               TOTAL NET ASSETS - 100.0 %                      $45,810,568

* Senior floating rate loan interests in which the Fund invests generally pay interest rates that are periodically redetermined by
               reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv)
other base
             lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2009, the value of these securities amounted to $835,663 or 1.8% of total net assets.

(a)          At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $51,064,537 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost        $84,622

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value         (3,322,634)

               Net unrealized loss                              $(3,238,012)

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:
                                         Level 1 Level 2 Level 3 Total

Collateralized mortgage obligations      $0     $242,500    $0  $242,500
Convertible preferred stocks            84,000     0         0    84,000
Corporate bonds                           0    4,247,966     0  4,247,966
Floating rate loan interests              0   40,252,059     0  40,252,059
Temporary cash investments                0    3,000,000     0  3,000,000
Total                                  $84,000 $47,742,525  $0 $47,826,525



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.